Intangible Assets, Net (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Intangible Assets, Net [Line Items]
Amortization expense	$ 481	$ 210	$ 1,117	$ 631
Developed Technology Rights [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives of intangible assets	5 years 8 months 12 days
Customer Relationships [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives of intangible assets	12 years 10 months 24 days
Trade Names [Member]
Intangible Assets, Net [Line Items]
Weighted-average remaining lives of intangible assets	2 years 1 month 6 days